UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

     /s/ Michael Klarman     New York, NY     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     50

Form13F Information Table Value Total:     $1,197,827 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR PRODS & CHEMS INC          COM              009158106     6202    95700 SH       SOLE                    95700        0        0
ALLSTATE CORP                  COM              020002101    15626   543900 SH       SOLE                   543900        0        0
AMERIGROUP CORP                COM              03073T102     8227   253300 SH       SOLE                   253300        0        0
AVIAT NETWORKS INC             COM              05366Y102     2474   681600 SH       SOLE                   681600        0        0
AVIS BUDGET GROUP              COM              053774105    15743  1603200 SH       SOLE                  1603200        0        0
BALLY TECHNOLOGIES INC         COM              05874b107    30644   946100 SH       SOLE                   946100        0        0
BARCLAYS BANK PLC              ETN DJUBSPLATM38 06739H255     5279   145400 SH       SOLE                   145400        0        0
CARBO CERAMICS INC             COM              140781105    31316   433800 SH       SOLE                   433800        0        0
COMCAST CORP NEW               CL A             20030N101    56091  3229200 SH       SOLE                  3229200        0        0
CROWN CASTLE INTL CORP         COM              228227104    35770   960000 SH       SOLE                   960000        0        0
DANA HOLDING CORP              COM              235825205    22137  2213700 SH       SOLE                  2213700        0        0
DAVITA INC                     COM              23918K108    52025   833200 SH       SOLE                   833200        0        0
DEPOMED INC                    COM              249908104     2045   730200 SH       SOLE                   730200        0        0
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302    23528   760700 SH       SOLE                   760700        0        0
ENDO PHARMACEUTICALS HLDGS I   COM              29264f205    13908   637400 SH       SOLE                   637400        0        0
EQT CORP                       COM              26884L109    20408   564700 SH       SOLE                   564700        0        0
ETFS PLATINUM TR               SH BEN INT       26922V101     8864    58100 SH       SOLE                    58100        0        0
EVERCORE PARTNERS INC          CLASS A          29977A105     5076   217400 SH       SOLE                   217400        0        0
EXPRESS SCRIPTS INC            COM              302182100    29834   634500 SH       SOLE                   634500        0        0
FEDEX CORP                     COM              31428x106    48656   694000 SH       SOLE                   694000        0        0
GOLAR LNG LTD BERMUDA          SHS              G9456A100     1675   169700 SH       SOLE                   169700        0        0
GOODRICH CORP                  COM              382388106    20080   303100 SH       SOLE                   303100        0        0
GREENHILL & CO INC             COM              395259104     5526    90400 SH       SOLE                    90400        0        0
HEINZ H J CO                   COM              423074103    14358   332200 SH       SOLE                   332200        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    24249  2563300 SH       SOLE                  2563300        0        0
HSN INC                        COM              404303109    20378   849100 SH       SOLE                   849100        0        0
ISLE OF CAPRI CASINOS INC      COM              464592104     2685   290000 SH       SOLE                   290000        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302    21119   581000 SH       SOLE                   581000        0        0
KRAFT FOODS INC                CL A             50075n104    23310   832500 SH       SOLE                   832500        0        0
LIVE NATION ENTERTAINMENT IN   COM              538034109    10501  1004900 SH       SOLE                  1004900        0        0
MCKESSON CORP                  COM              58155q103    40806   607600 SH       SOLE                   607600        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     5508   100000 SH       SOLE                   100000        0        0
NBTY INC                       COM              628782104    12403   364700 SH       SOLE                   364700        0        0
NEWELL RUBBERMAID INC          COM              651229106    10030   685100 SH       SOLE                   685100        0        0
NORDSTROM INC                  COM              655664100    10945   340000 SH       SOLE                   340000        0        0
PAIN THERAPEUTICS INC          COM              69562K100     1074   193200 SH       SOLE                   193200        0        0
PENN NATL GAMING INC           COM              707569109     2426   105000 SH       SOLE                   105000        0        0
PFIZER INC                     COM              717081103     2852   200000 SH       SOLE                   200000        0        0
PINNACLE ENTMT INC             COM              723456109     4333   458000 SH       SOLE                   458000        0        0
SANDRIDGE ENERGY INC           COM              80007p307     8304  1424300 SH       SOLE                  1424300        0        0
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103   230180  2230000 SH  PUT  SOLE                  2230000        0        0
STEEL DYNAMICS INC             COM              858119100    25115  1904100 SH       SOLE                  1904100        0        0
TEMPLE INLAND INC              COM              879868107    51565  2494700 SH       SOLE                  2494700        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    17067   300000 SH  CALL SOLE                   300000        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    53698   943900 SH       SOLE                   943900        0        0
VIACOM INC NEW                 CL B             92553p201    33095  1055000 SH       SOLE                  1055000        0        0
WALTER ENERGY INC              COM              93317q105    29147   479000 SH       SOLE                   479000        0        0
WEATHERFORD INTERNATIONAL LT   REG              H27013103     7161   545000 SH  CALL SOLE                   545000        0        0
WEATHERFORD INTERNATIONAL LT   REG              H27013103     1257    95700 SH       SOLE                    95700        0        0
WMS INDS INC                   COM              929297109    73127  1863100 SH       SOLE                  1863100        0        0